Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subordinated Liabilities [Abstract]
£325m Sterling preference shares	£ 344	£ 344
Undated subordinated liabilities	557	581
Dated subordinated liabilities	1,655	2,603
Subordinated liabilities	2,556	3,528
Loss on repurchase of debt securities and subordinated liabilities	£ 24	£ (24)